Other provisions - Summary of Other Provisions (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other provisions [line items]
Other provisions, beginning balance	£ 1,239
Exchange adjustments	34
Charge for the year	2,611
Reversed unused	(183)
Unwinding of discount	19
Utilised	(1,227)
Reclassifications and other movements	60
Transfer to pension obligations	(18)
Other provisions, ending balance	2,535
To be settled within one year	1,946	£ 744
To be settled after one year	589	495
Other provisions	2,535	1,239
Legal and other disputes
Disclosure of other provisions [line items]
Other provisions, beginning balance	267
Exchange adjustments	57
Charge for the year	2,039
Reversed unused	(50)
Unwinding of discount	18
Utilised	(885)
Reclassifications and other movements	0
Transfer to pension obligations	0
Other provisions, ending balance	1,446
To be settled within one year	1,393
To be settled after one year	53
Other provisions	1,446	267
Major restructuring programmes
Disclosure of other provisions [line items]
Other provisions, beginning balance	282
Exchange adjustments	(3)
Charge for the year	195
Reversed unused	(51)
Unwinding of discount	1
Utilised	(149)
Reclassifications and other movements	16
Transfer to pension obligations	(18)
Other provisions, ending balance	273
To be settled within one year	178
To be settled after one year	95
Other provisions	273	282
Employee related provisions
Disclosure of other provisions [line items]
Other provisions, beginning balance	383
Exchange adjustments	(6)
Charge for the year	216
Reversed unused	(52)
Unwinding of discount	0
Utilised	(123)
Reclassifications and other movements	8
Transfer to pension obligations	0
Other provisions, ending balance	426
To be settled within one year	178
To be settled after one year	248
Other provisions	426	383
Other provisions
Disclosure of other provisions [line items]
Other provisions, beginning balance	307
Exchange adjustments	(14)
Charge for the year	161
Reversed unused	(30)
Unwinding of discount	0
Utilised	(70)
Reclassifications and other movements	36
Transfer to pension obligations	0
Other provisions, ending balance	390
To be settled within one year	197
To be settled after one year	193
Other provisions	£ 390	£ 307